PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
Schedule of accrued amounts and judicial deposits

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Tax	89,522	130,755	182,569	176,086
Social security	13,533	1,546
Labor	486,045	387,612	372,571	294,233
Civil	224,984	815,180	34,361	134,609
Environmental	60,092	42,609	6,317	3,723
Deposit of a guarantee			25,194	24,299
	874,176	1,377,702	621,012	632,950

Classified:
Current	61,455	132,112
Non-current	812,721	1,245,590	621,012	632,950
	874,176	1,377,702	621,012	632,950

Schedule of changes in the provision for tax, social security, labor, civil and environmental risks

						Consolidated
						Current + Non-current
Nature	12/31/2024	Additions	Accrued charges	Acquisition of stakes in subsidiaries (note 3)	Net utilization of reversal	12/31/2025
Tax	130,755	22,647	6,460	12,691	(83,031)	89,522
Social security	1,546	11,997	66		(76)	13,533
Labor	387,612	93,263	95,814	12,093	(102,737)	486,045
Cívil (1)	815,180	10,270	25,418	44	(625,928)	224,984
Environmental	42,609	24,036	2,203		(8,756)	60,092
	1,377,702	162,213	129,961	24,828	(820,528)	874,176
(1)	Action to discuss ruling handed down against CSN by Brazilian antitrust authorities (CADE) regarding alleged formation of cement cartel risk classified as follows: possible in the 2nd quarter of 2025, in accordance with the current jurisprudential understanding on the subject and opinion issued by the Company's legal advisors. " The value of these proceedings exclusively caused a reversal of R$493,000.

Schedule of legal matters with possible risk of loss
		Consolidated
	12/31/2025	12/31/2024
Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Capital Gain for alleged sale of equity interest in subsidiary NAMISA(1)	6,554,452	10,246,424
Assessment Notice and Imposition of fine (AIIM) - Income tax and Social contribution - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by NAMISA.(2)	3,512,216	4,346,118
Notice of Violation and Imposition of Fine (AIIM) / Tax Enforcement - RFB - IRPJ/CSLL - Disallowance of prepayment interest arising from iron ore supply and port services contracts	2,264,620	2,284,914

Notice of Violation and Imposition of Fine (AIIM) / Writ of Mandamus - RFB - IRPJ/CSLL - Profits earned abroad in 2008, 2010, 2011, 2012, 2014, 2015, 2016, 2017 and 2018 (3)	5,858,583	6,239,017

Unapproved compensation - RFB - IRPJ/CSLL, PIS/COFINS and IPI	2,319,108	2,169,108

Unapproved compensation - RFB - Disallowance of credits from topic 69/STF (ICMS in the calculation base of PIS/COFINS) (4)	751,209

Assessment Notice - SEFAZ/RJ - ICMS- questions about sales for incentive area (5)	1,309,079	1,460,763

Notice of Violation and Imposition of Fine (AIIM) - RFB - Disallowance of PIS/COFINS Credits for inputs and freight	1,875,734	1,499,578

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,715,523	1,570,733

Notice of Infraction and Imposition of Fine (AIIM) - RFB - Collection IRRF - Business Combinations CMIN 2015	221,203	205,621

ICMS - SEFAZ/RJ - ICMS Credits for acquisition of Electric Energy Industrialization	43,716	39,939

Notice of Violation and Imposition of Fine (AIIM) - IRPJ/CSLL - Disallowance of deductions of goodwill generated in the acquisition of Cimentos Mauá	434,203	422,499

ICMS - SEFAZ/RJ- Disallowance of the ICMS credits - Transfer of iron ore (6)	705,480	779,093

ICMS - SEFAZ/RJ - Disallowance of credits on purchases of intermediate products	497,950	488,238

Disallowance of tax loss and negative calculation base resulting from adjustments in SAPLI - RFB	871,652	798,226

Infraction and Fine Imposition Notices (AIIM) - RFB - IRPJ/CSLL - Transfer Pricing (7)	73,556	389,919

ICMS - SEFAZ/RJ - Transfer of imported raw material for a value lower than the TECAR import document	458,694	422,807

Assessment Notice and imposition of fine (AIIM)/ Action for annulment - IRRF- Capital Gain of CFM vendors located abroad (8)	163,996	338,273

Other tax lawsuits (federal, state, and municipal)	8,357,638	6,977,524

Social security lawsuits	751,191	647,801
Action to discuss the balance of the construction contract – Tebas	650,979	621,724

Action related to power supply payment’s charge - Light	551,756	492,535
Action that discusses Negotiation of energy sales - COPEN - CEEE-G	247,883	229,983

Action to discuss the condenation applied by Brazilian antitrust authorities (CADE) to CSN Company about (9)	510,404

Other civil lawsuits	1,958,195	1,620,259
Labor and social security lawsuits	3,001,846	2,580,452
Tax Execution Traffic Ticket Volta Grande IV	168,746	152,322
ACP Landfill Márcia I	306,389	306,389
Notice of IEF Commitment Term	337,951	337,951
Other environmental lawsuits	894,523	786,360
Impact from acquisition of shareholding in Grupo Estrela (10)	50,745
	47,419,220	48,454,570

(1)	Notice of Violation and Imposition of Fine (AIIM) - IRPJ/CSLL - Capital Gain for alleged sale of equity interest in subsidiary NAMISA: On 12/29/2025, a mandatory fine and interest were canceled through the application of Federal Law 14.689/2023, which lead to a reduction of R$4 billion in liabilities.

(2)	Notice of Violation and Imposition of Fine (AIIM)- IRPJ/CSLL - Disallowance of goodwill deductions generated in the reverse incorporation of Big Jump by Namisa. On 09/05/2025, the Company succeeded in requesting a mandatory debt review for the cancellation of a fine and interest under Law 14.689/2023.

(3)	Notices of Violation and Imposition of Fine (AIIM) / Writ of Mandamus - RFB - IRPJ/CSLL - Profits earned abroad in 2008, 2010, 2011, 2012, 2014, 2015, 2016, 2017 and 2018 Adjustments were made to contingencies so that they accurately reflect the updated values according to the indexes determined by the Public Treasury, contained in the statements issued by the Government.

(4)	Unapproved compensation - RFB - Disallowance of credits under 69/STF theme (ICMS in PIS/COFINS calculation basis) in March 2025, CSN was informed of the rulings that partially approved the compensations executed with credits arising from the final and unappealable lawsuit recognizing the unconstitutionality of the inclusion of ICMS values in the PIS and COFINS contribution calculation basis. According to the federal supervisory body, approximately 20% of the credit authorized by the company would lack sufficient liquidity and certainty and therefore, could not compose the amount to be offset. Given these rulings, CSN presented a manifestation of non-conformity to demonstrate the inappropriateness of the premises adopted by the supervisory body and liquidity and legal certainty underpinning complete authorized credits.

(5)	ICMS - SEFAZ/RJ - Questions about sales for Incentive Area Adjustments were made to contingencies so that they accurately reflect the updated values according to the indexes determined by the Public Treasury, contained in the statements issued by the Government.

(6)	ICMS - SEFAZ/RJ - Disallowance of credits on Transfer of Iron Ore Adjustments were made to contingencies so that they accurately reflect the updated values according to the indexes determined by the Public Treasury, contained in the statements issued by the Government.

(7)	Notices of Violation and Fine Imposition (AIIM) - RFB - IRPJ/CSLL - Transfer Pricing the Company partially succeeded in the Appeal filed in Case 16682.720.529/2023-56, closing a possible contingency of R$212,691.

(8)	Notice of Violation and Imposition of Fine (AIIM) /Annulment Action - RFB - IRRF - Capital Gain of CFM company sellers located abroad with support in legal opinion, the prognosis of possible remote loss on mandatory fine and interest was reclassified, as the disallowance determined by Federal Law 14.689/2023 is applicable to the case

(9)	Action to discuss ruling handed down against CSN by Brazilian antitrust authorities (CADE) regarding alleged formation of cement cartel risk classified as possible in the 2nd quarter of 2025, in accordance with the current jurisprudential understanding on the subject and opinion issued by the Company's legal advisors.

(10)	Reflection of the acquisition of equity interest in Grupo Estrela regarding the acquisition of a stake in Grupo Estrela on April 1, 2025. According to CPC 15 (R1) – Business combination, the Company has one year, as of this date, to form the respective business combination, which may impact the recorded fair value within this period based on an appraisal report. The acquisition of this company generated a possible contingency increase on December 31, 2025.